Financial Instruments, Guarantees with Off-Balance-Sheet Risk and Other Guarantees (Tables)	3 Months Ended
Mar. 31, 2015
Financial Instruments And Guarantees With Off Balance Sheet Risk Disclosure [Abstract]
Financial instruments with off-balance sheet risk:
As of March 31, 2015, the Company had the following financial instruments with off-balance sheet risk:

	Reclamation Obligations	Lease Obligations	Workers’ Compensation Obligations	Other (1)	Total
	(Dollars in millions)
Self bonding	$1,382.9	$—	$—	$—	$1,382.9
Surety bonds	322.8	104.4	91.9	11.4	530.5
Bank guarantees	367.2	—	—	112.9	480.1
Letters of credit	17.6	—	43.8	227.8	289.2
	$2,090.5	$104.4	$135.7	$352.1	$2,682.7

(1)
Other includes the $79.7 million in letters of credit related to Dominion Terminal Associates and TXU Europe Limited described below and an additional $272.4 million in bank guarantees, letters of credit and surety bonds related to collateral for road maintenance, performance guarantees and other operations.